Accruals and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Summary of Accruals And Other Current Liabilities Payable
Accruals and other current liabilities consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
			(Note 2)
Accrued external research and development related expenses	9,425	36,389	5,710
Salary and welfare payables	12,119	20,909	3,281
Professional service fees	15,399	5,161	810
Deferred income for reimbursement of the expenses related to the establishment of the ADS facility	—	2,902	455
Rental fees	2,835	—	—
Others	2,623	3,759	590

	42,401	69,120	10,846